Acquisitions - Fair Value of Net Assets Acquired - Houston Service Center (Details) - USD ($) $ in Thousands		Dec. 31, 2014	Dec. 31, 2013	Jun. 29, 2012
Fair value of net assets acquired
Goodwill		$ 15,648	$ 15,524
Houston Service Center
Fair value of net assets acquired
Inventory				$ 680
Property and equipment				2,799
Goodwill	[1]			900
Intangible assets	[2]			4,924
Accrued expenses				(41)
Fair value of net assets acquired				$ 9,262

[1]	Goodwill, which relates to the Technical Services, consists of intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.
[2]	Intangible assets are primarily comprised of backlog, customer contracts, favorable lease terms and non-compete arrangements.